Significant Accounting Policies and Recent Accounting Pronouncements, Basis of Presentation (Predecessor) (Details) - Robin Energy Ltd. Predecessor [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of Presentation [Abstract]
Return of capital to the Parent company	$ 0	$ (13,247,020)	$ 0
Dividend to the Parent company	(8,345,000)	(2,456,302)	(1,000,000)
General and administrative expenses allocation	1,522,516	807,607	373,012
Net parent investment	$ (6,822,484)	$ (14,895,715)	$ (626,987)